DEBT - Schedule of Long-term & Short-term Debt (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Debt Disclosure [Abstract]
Total long-term debt and short-term debt	$ 1,305,875	$ 1,061,084
Less: current portion of long-term debt and short-term debt	(141,996)	(194,413)
Long-term debt	1,163,879	866,671
Deferred finance charges	$ 15,814	$ 5,563